Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership As of March 31,		Place of
Name	incorporation	2025	2024	incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services
Solomon Global Asset Management Limited	August 4, 2023 (Acquired on March 13, 2025)	100%	-	British Virgin Islands	Dormant